Dear Shareholder:

We are pleased to report that, once again, Oppenheimer World Bond Fund reported positive returns. For the six-month period ending April 30, 1997, the total return at net asset value was 3.59%, and its dividend return was 9.11%.(1) The Fund's success during the period can be attributed to all three of its investment allocations: foreign fixed income securities, U.S. government securities and lower-rated, high yield domestic corporate bonds.

Specifically, we credit the Fund's positive performance to three factors. First, the Fund was broadly invested in emerging market countries. With the exception of a slight drop during the fourth quarter of 1996, emerging markets have generally continued to deliver strong performance results. The second factor was being well-positioned to take advantage of that fourth-quarter decline and further increase our exposure to emerging markets when the time was right. And third, because the U.S. dollar was strong during much of the period, we were able to protect the portfolio's assets by using currency hedges to seek to balance our European exposure.


Investment Breakdown:
Oppenheimer World Bond
Fund as of 4/30/97(2)

[GRAPH]

Foreign government obligations: 34.1%
U.S. government obligations: 31.9%
U.S. corporate bonds & notes: 21.0%
Structured notes: 10.7%
Short-term securities: 1.6%
Equity securities: 0.7%


During the past six months, we shifted a portion of our assets out of Brady bonds (U.S. dollar-denominated bonds of developing countries)--from Latin America, in particular--into foreign currency instruments with shorter maturities. We made this move because Brady bonds had reported above-market returns last year and we were concerned how long this performance level could continue. In addition, we diversified among local currency instruments from many countries, such as Mexico, Poland and Russia. Of course, international investments, especially emerging markets investments, entail greater expenses and risks, such as adverse currency fluctuations, but by diversifying our investments across many countries and industries, we seek to mitigate those risks.

Within the developed market sector, we increased our exposure to Australia and Canada. Both of these countries are major exporters of commodities. If worldwide growth, inflation and commodity prices rise in the near future, our holdings in these countries should perform well.

On the other hand, we've limited our investments in Japan due to current difficulties within their banking system and government bond market. With banks supporting and buying government bonds, the supply has decreased. This shortage has caused bond prices to rise, and yields to remain low.

We are also refraining from generally investing in Hong Kong until after the handover to China in June of this year. Because Hong Kong is a major financial center for the region, we are remaining cautious in our approach to investments there, choosing to wait and closely monitoring any financial implications that may accompany this transition.

Looking ahead, we believe the outlook for global bond investing remains very positive. While we expect that this year's returns may be slightly less than last year's--due to anticipated lower returns in emerging markets--we believe the global bonds should continue to outperform many other asset classes in the coming months.

Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you meet your financial goals in the future.

Sincerely,
/s/ Bridget A. Macaskill
Bridget A. Macaskill
President
Oppenheimer World Bond Fund

May 21, 1997

1. Total return is based on the change in net asset value per share from 10/31/96 to 4/30/97, without deducting any brokerage costs. Dividend return is determined by annualizing the April 1997 dividend of $0.056 and dividing by the closing market price on the New York Stock Exchange of $7.375 per share on 4/25/97 (payment date). Past performance does not guarantee future results.

2. Portfolio holdings are subject to change.

STATEMENT OF INVESTMENTS April 30, 1997 (Unaudited)
Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
MORTGAGE-BACKED OBLIGATIONS  --  19.1%
GOVERNMENT AGENCY  --  16.3%
FHLMC/FNMA/Sponsored  --  4.1%
Federal Home Loan Mortgage Corp.:
  Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
     Certificates, Series 1343, Cl. LA, 8%, 8/15/22.......................     $      229,000      $    234,885
  Interest-Only Stripped Mtg.-Backed Security, Series 177, Cl. B,
     13.086%-13.793%, 7/1/26 (2)..........................................          3,095,814         1,129,005
  Mtg.-Backed Certificates, 11.50%, 1/1/18................................             90,320           100,937
  Mtg.-Backed Certificates, 13%, 5/1/19...................................            430,285           501,988
  Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
     Security, Series 267, Cl. 1, 5.72% 10/1/24 (3).......................            356,983           254,127
                                                                                                   ------------
                                                                                                      2,220,942
                                                                                                   ------------
GNMA/Guaranteed  --  12.2%
Government National Mortgage Assn.:
  11%, 10/20/19...........................................................            142,097           159,992
  7%, 1/15/24-5/15/24.....................................................          3,398,022         3,306,889
  7.50%, 5/15/24-1/15/26..................................................            585,999           581,635
  7.50%, 5/1/27 (4).......................................................          2,500,000         2,478,125
  Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
     Conduit Pass-Through Certificates, Series 1994-5, Cl. PQ, 7.493%,
     7/16/24..............................................................            150,000           148,470
                                                                                                   ------------
                                                                                                      6,675,111
                                                                                                   ------------
PRIVATE  --  2.8%
Commercial  --  2.0%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
  Series 1996-MD6, Cl. A-5, 7.225%, 11/13/26 (5)..........................            200,000           196,312
Commercial Mortgage Acceptance Corp., Interest-Only
  Stripped Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 0.981%,
  12/25/20 (2)(6).........................................................          6,208,300           217,291
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
  Series 1996-C1, Cl. E, 7.51%, 2/15/28 (5)(6)............................            553,342           464,116
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates, Series
  1995-C1, Cl. F, 6.90%, 2/25/27..........................................            173,465           153,408
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
  Series 1995-C4, Cl. E, 8.723%, 6/25/26 (5)(6)...........................            100,000            94,906
                                                                                                   ------------
                                                                                                      1,126,033
                                                                                                   ------------
Multi-Family  --  0.4%
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
  Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06 (6)................            250,000           219,844
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Residential  --  0.4%
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
  Series 1997-CHL1, 8.11%, 4/30/39........................................     $      200,000      $    201,500
                                                                                                   ------------
Total Mortgage-Backed Obligations (Cost $10,091,235)......................                           10,443,430
                                                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS  --  13.2%
U.S. Treasury Nts.:
  6%, 8/31/97.............................................................          1,557,000         1,558,460
  6.25%, 2/15/03 (7)(8)...................................................          1,932,000         1,898,192
  6.375%, 8/15/02.........................................................          1,331,000         1,319,355
  7.75%, 1/31/00 (8)......................................................          2,385,000         2,464,005
                                                                                                   ------------
Total U.S. Government Obligations (Cost $7,268,099).......................                            7,240,012
                                                                                                   ------------
FOREIGN GOVERNMENT OBLIGATIONS  --  29.9%
Argentina  --  0.4%
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas, Series I,
  3.308%, 4/1/01 (5)(9) (ARP).............................................            277,014           249,630
                                                                                                   ------------
Australia  --  2.5%
South Australia Government Finance Authority Bonds, 10%,
  1/15/03 (AUD)...........................................................            955,000           828,044
Western Australia Treasury Corp.:
  Bonds, 9%, Series 99, 4/15/99 (AUD).....................................            370,000           302,237
  Gtd. Bonds, 12%, 8/1/01 (AUD)...........................................            255,000           233,614
                                                                                                   ------------
                                                                                                      1,363,895
                                                                                                   ------------
Brazil  --  0.3%
Brazil (Federal Republic of) Multi-Year Discount Facility Agreement Trust
  Certificates, Series REGS, 6.563%, 9/15/07 (5)(10)......................            194,086           172,736
                                                                                                   ------------
Canada  --  3.0%
Canada (Government of) Debs., 10.50%, 7/1/00 (CAD)........................          1,980,000         1,619,379
                                                                                                   ------------
Costa Rica  --  0.5%
Central Bank of Costa Rica Interest Claim Bonds, Series A, 6.312%, 5/21/05
  (5).....................................................................            261,742           248,655
                                                                                                   ------------
Ecuador  --  1.8%
Ecuador (Republic of):
  Bonds, 10.75%, 4/25/04 (5)(10)..........................................            300,000           304,125
  Disc. Bonds, 6.437%, 2/28/25 (5)........................................          1,000,000           670,050
                                                                                                   ------------
                                                                                                        974,175
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Finland  --  1.6%
Finland (Republic of) Treasury Bills, Zero Coupon, 2.888%,
  5/15/97 (11) (FIM)......................................................          4,570,000      $    877,927
                                                                                                   ------------
Great Britain  --  1.5%
United Kingdom Treasury Nts., 12.50%, 11/21/05 (GBP)......................            400,000           818,603
                                                                                                   ------------
Hong Kong  --  0.2%
Hong Kong & Shanghai Bank Banker's Acceptance, Zero Coupon, 7.027%, 7/3/97
  (11) (MYR)..............................................................            230,000            90,559
                                                                                                   ------------
Indonesia  --  0.4%
PT Hutama Karya Medium-Term Nts., Zero Coupon, 15.867%, 7/25/97 (11)
  (IDR)...................................................................        500,000,000           198,905
                                                                                                   ------------
Italy  --  2.5%
Italy (Republic of):
  Sr. Unsec. Unsub. Global Bonds, 0.633%, 7/26/99 (5) (JPY)...............        128,000,000         1,013,934
  Treasury Bonds, Buoni del Tesoro Poliennali, 10.50%,
     11/1/98 (ITL)........................................................        560,000,000           343,908
                                                                                                   ------------
                                                                                                      1,357,842
                                                                                                   ------------
Jordan  --  0.4%
Hashemite (Kingdom of) Jordan Disc. Bonds, 6.50%, 12/23/23 (5)............            300,000           238,500
                                                                                                   ------------
Mexico  --  4.6%
Bonos de la Tesoreria de la Federacion, Zero Coupon:
  25.785%, 11/6/97 (11) (MXP).............................................          2,487,500           279,168
  24.602%, 12/4/97 (11) (MXP).............................................          2,475,440           273,425
  22.896%, 2/4/98 (11) (MXP)..............................................          1,443,500           154,015
  29.172%, 7/3/97 (11) (MXP)..............................................          2,400,000           291,107
  28.589%, 7/31/97 (11) (MXP).............................................          1,400,000           167,075
  27.799%, 9/4/97 (11) (MXP)..............................................          2,435,000           284,390
Petroleos Mexicanos Debs., 14.50%, 3/31/06 (GBP)..........................            559,000         1,074,836
                                                                                                   ------------
                                                                                                      2,524,016
                                                                                                   ------------
New Zealand  --  1.5%
New Zealand (Government of) Index Linked Bonds, 4.60%,
  2/15/16 (NZD)...........................................................          1,235,000           798,924
                                                                                                   ------------
Norway  --  0.5%
Norway (Government of) Bills, 3.50%, 5/20/97 (NOK)........................          2,000,000           280,868
                                                                                                   ------------
Panama  --  0.5%
Panama (Government of) Past Due Interest Debs., 6.098%, 7/17/16 (5).......            304,218           258,016
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Peru  --  0.5%
Peru (Republic of) Past Due Interest Bonds, 4%, 3/7/17 (5)................     $      440,000      $    264,550
                                                                                                   ------------
Poland  --  1.8%
Poland (Republic of) Bonds:
  12%, 6/12/01 (PLZ)......................................................          1,260,000           321,109
  16%, 10/12/98 (PLZ).....................................................            750,000           221,395
  16%, 2/12/99 (PLZ)......................................................            750,000           221,300
  21%, 6/5/97 (PLZ).......................................................            770,000           243,166
                                                                                                   ------------
                                                                                                      1,006,970
                                                                                                   ------------
Portugal  --  1.0%
Portugal (Republic of) Bonds, Obrigicion do tes Medio Prazo, 11.875%,
  2/23/00 (PTE)...........................................................         85,070,000           565,517
                                                                                                   ------------
Romania  --  1.0%
Renel R.A. Nts., 8.254%, 2/21/02 (5)(6)...................................            300,000           299,250
Romanian Commercial Bank Bonds, 9.125%, 3/10/00 (6).......................            260,000           256,750
                                                                                                   ------------
                                                                                                        556,000
                                                                                                   ------------
South Africa  --  0.7%
South Africa (Republic of) Bonds, Series 162, 12.50%,
  1/15/02 (ZAR)...........................................................          1,824,000           380,438
                                                                                                   ------------
Spain  --  1.7%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado, 12.25%,
  3/25/00 (ESP)...........................................................        115,000,000           923,070
                                                                                                   ------------
Venezuela  --  1.0%
Venezuela (Republic of) New Money Bonds, Series B, 6.50%, 12/18/05 (5)....            250,000           221,875
Venezuela Synthetic Sovereign Sec. Bonds, 10.125%,
  12/29/03 (DEM)..........................................................            585,000           344,582
                                                                                                   ------------
                                                                                                        566,457
                                                                                                   ------------
Total Foreign Government Obligations (Cost $16,723,547)...................                           16,335,632
                                                                                                   ------------
LOAN PARTICIPATIONS  --  4.7%
Algeria (Republic of) Reprofiled Debt Loan Participation, Tranche A,
  6.977%, 9/4/06 (5)......................................................          1,740,000         1,389,825
AO Rostelecom Loan Facility Nts., 9.50%, 2/15/00 (4)......................            250,000           250,000
Colombia (Republic of) Concorde Loan Participation, 8.625%, 1/31/98
  (5)(6)..................................................................             47,500            46,669
Jamaica (Government of) 1990 Refinancing Agreement Nts.:
  Tranche A, 6.625%, 10/16/00 (5)(6)......................................            116,666           112,583
  Tranche B, 6.312%, 11/15/04 (5)(6)......................................            385,000           348,425

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
LOAN PARTICIPATIONS (CONTINUED)
Morocco (Kingdom of) Loan Participation Agreement,
  Tranche B, 6.375%, 1/1/04 (5)...........................................     $       82,352      $     81,118
Trinidad & Tobago Loan Participation Agreement, Tranche A, 1.625%, 9/30/00
  (5)(6) (JPY)............................................................         42,000,000           304,468
United Mexican States, Combined Facility 3, Loan Participation Agreement,
  Tranche A, 6.463%, 9/20/97 (5)(6).......................................             14,320            13,317
                                                                                                   ------------
Total Loan Participations (Cost $2,555,146)...............................                            2,546,405
                                                                                                   ------------
CORPORATE BONDS AND NOTES  --  21.2%
BASIC INDUSTRY  --  2.8%
Chemicals  --  0.6%
ISP Holdings, Inc., 9% Sr. Nts., 10/15/03.................................             90,000            91,350
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03.......................            150,000           160,875
Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts., 8/15/06............             60,000            63,450
Terra Industries, Inc., 10.50% Sr. Nts., Series B, 6/15/05................             20,000            21,150
                                                                                                   ------------
                                                                                                        336,825
                                                                                                   ------------
Containers  --  0.1%
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05 (10)..........             50,000            52,125
                                                                                                   ------------
Metals/Mining  --  0.2%
Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06.........................            100,000           100,000
                                                                                                   ------------
Paper  --  1.7%
APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05..........            100,000           105,000
Asia Pulp & Paper International Finance Co., Zero Coupon Asian Currency
  Nts.:
  14.712%, 12/8/97 (11) (IDR).............................................        200,000,000            75,446
  15.789%, 5/15/97 (10)(11) (IDR).........................................        700,000,000           286,975
Buckeye Cellulose Corp., 9.25% Sr. Sub. Nts., 9/15/08.....................            100,000           101,000
Indah Kiat International Finance Co. BV:
  11.375% Gtd. Sec. Nts., 6/15/99.........................................            100,000           105,625
  12.50% Gtd. Sec. Nts., 6/15/06..........................................            250,000           274,375
                                                                                                   ------------
                                                                                                        948,421
                                                                                                   ------------
Steel  --  0.2%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06.................................            100,000            99,625
                                                                                                   ------------
CONSUMER RELATED  --  3.0%
Consumer Products  --  0.5%
Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
  Series B, 11.623%, 5/27/98 (11).........................................             75,000            67,687
E & S Holdings Corp., 10.375% Sr. Sub. Nts., 10/1/06......................            100,000           103,250

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Consumer Products (Continued)
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., 10.75%, 3/15/01
  (10)(11)................................................................     $       50,000      $     33,000
Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05 (6).......................             61,000            67,710
                                                                                                   ------------
                                                                                                        271,647
                                                                                                   ------------
Food/Beverages/Tobacco  --  0.2%
CFP Holdings, Inc., 11.625% Gtd. Sr. Nts., 1/15/04 (6)....................             45,000            45,900
Foodbrands America, Inc., 10.75% Sr. Sub. Nts., 5/15/06...................             50,000            57,000
                                                                                                   ------------
                                                                                                        102,900
                                                                                                   ------------
Healthcare  --  1.0%
Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06...............            150,000           149,625
Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04...            150,000           165,937
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07.....................            200,000           199,000
                                                                                                   ------------
                                                                                                        514,562
                                                                                                   ------------
Hotel/Gaming  --  0.4%
Boyd Gaming Corp., 9.25% Sr. Nts., 10/1/03................................             25,000            24,281
Capital Gaming International, Inc., Promissory Nts., 8/1/95 (12)..........              2,000                --
Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03................             50,000            51,125
Grupo Posadas SA de CV, 10.375% Bonds, 2/13/02 (10).......................            125,000           125,898
Rio Hotel & Casino, Inc., 9.50% Gtd. Sr. Sub. Nts., 4/15/07 (10)..........             25,000            24,625
                                                                                                   ------------
                                                                                                        225,929
                                                                                                   ------------
Restaurants  --  0.0%
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06.................................             20,000            20,700
                                                                                                   ------------
Textile/Apparel  --  0.9%
CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03........................             25,000            24,375
Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B, 10/1/03..........            100,000           102,500
GFSI, Inc., 9.625% Sr. Sub. Nts., 3/1/07 (10).............................             50,000            49,250
Polysindo International Finance Co. BV, 11.375% Gtd. Sec. Nts., 6/15/06...             25,000            26,531
Tultex Corp., 9.625% Sr. Nts., 4/15/07 (10)...............................             50,000            51,562
WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05..................            150,000           154,125
William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06 (10)...................            100,000           101,000
                                                                                                   ------------
                                                                                                        509,343
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
ENERGY  --  2.0%
Chesapeake Energy Corp.:
  10.50% Sr. Nts., 6/1/02.................................................     $      100,000      $    109,000
  9.125% Sr. Nts., 4/15/06................................................             50,000            50,750
J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06.......................             25,000            24,250
Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06........................            100,000           100,750
Mesa Operating Co.:
  0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06 (13)........................            250,000           182,187
  10.625% Gtd. Sr. Sub. Nts., 7/1/06......................................             50,000            54,750
Moran Energy, Inc., 8.75% Cv. Sub. Debs., 1/15/08.........................            200,000           180,896
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04 (10)....................             50,000            47,500
Petroleum Heat & Power Co., Inc., 9.375% Sub. Debs., 2/1/06 (6)...........            200,000           179,000
TransTexas Gas Corp., 11.50% Gtd. Sr. Sec. Nts., 6/15/02..................            150,000           167,250
                                                                                                   ------------
                                                                                                      1,096,333
                                                                                                   ------------
FINANCIAL SERVICES  --  4.7%
Banks & Thrifts  --  1.5%
Banco de Colombia, 5.20% Cv. Jr. Unsec. Sub. Nts., 2/1/99 (6).............            250,000           231,250
First Nationwide Holdings, Inc., 10.625% Sr. Sub. Nts., 10/1/03...........            150,000           159,000
Ongko International Finance Co. BV, 10.50% Gtd. Nts.,
  3/29/04 (10)............................................................            400,000           405,125
                                                                                                   ------------
                                                                                                        795,375
                                                                                                   ------------
Diversified Financial  --  2.8%
Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04....................             25,000            24,750
Bakrie Investindo, Zero Coupon Promissory Nts., 17.254%, 3/16/98 (11)
  (IDR)...................................................................        850,000,000           303,390
Neodata Services, Inc., 12% Sr. Nts., Series B, 5/1/03....................            100,000           107,000
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant to purchase 6.84
  shares of common stock) (14)............................................             25,000            23,625
PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts.:
  16.407%, 3/16/98 (11) (IDR).............................................        650,000,000           232,477
  9.39%, 7/14/98 (11).....................................................             50,000            44,562
Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02..................................................................             25,000            26,750
Snap Ltd., 11.50% Sec. Bonds, 1/29/09 (DEM)...............................          1,280,000           778,904
                                                                                                   ------------
                                                                                                      1,541,458
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Insurance  --  0.4%
Americredit Corp., 9.25% Sr. Nts., 2/1/04 (10)............................     $       90,000      $     85,500
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03 (10)....................            125,000           126,719
                                                                                                   ------------
                                                                                                        212,219
                                                                                                   ------------
HOUSING RELATED  --  0.4%
Building Materials  --  0.2%
Building Materials Corp. of America, 8.625% Sr. Nts., 12/15/06............            100,000            98,000
Nortek, Inc., 9.25% Sr. Nts., 3/15/07 (10)................................             25,000            24,937
                                                                                                   ------------
                                                                                                        122,937
                                                                                                   ------------
Homebuilders/Real Estate  --  0.2%
NVR, Inc., 11% Gtd. Sr. Nts., 4/15/03.....................................            100,000           104,500
                                                                                                   ------------
MANUFACTURING  --  1.1%
Automotive  --  0.4%
Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06.........             50,000            55,000
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06..............             50,000            54,188
Lear Corp., 9.50% Sub. Nts., 7/15/06......................................            125,000           130,625
                                                                                                   ------------
                                                                                                        239,813
                                                                                                   ------------
Capital Goods  --  0.7%
Consorcio Ecuatoriano Nts., 14%, 5/1/02 (4)(6)............................            215,000           215,000
Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06...................            150,000           155,250
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07..............             25,000            24,914
                                                                                                   ------------
                                                                                                        395,164
                                                                                                   ------------
MEDIA  --  1.3%
Broadcasting  --  0.3%
American Radio Systems Corp., 9% Sr. Sub. Nts., 2/1/06....................             50,000            49,750
SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06...........            100,000           105,000
                                                                                                   ------------
                                                                                                        154,750
                                                                                                   ------------
Cable Television  --  0.3%
Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06..................             50,000            49,875
EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec. Disc. Nts.,
  3/15/04 (13)............................................................             50,000            37,125
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts.,
  2/15/07 (10)............................................................             80,000            76,400
                                                                                                   ------------
                                                                                                        163,400
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Diversified Media  --  0.5%
Katz Media Corp., 10.50% Sr. Sub. Nts., 1/15/07 (10)......................     $      100,000      $     94,500
Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06......................            100,000           100,000
Universal Outdoor, Inc.:
  9.75% Sr. Sub. Nts., 10/15/06...........................................             40,000            39,900
  9.75% Sr. Sub. Nts., Series B, 10/15/06 (10)............................             40,000            39,600
                                                                                                   ------------
                                                                                                        274,000
                                                                                                   ------------
Publishing/Printing  --  0.2%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts.,
  3/15/07.................................................................             50,000            49,875
Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07 (10)........................             75,000            73,500
                                                                                                   ------------
                                                                                                        123,375
                                                                                                   ------------
OTHER  --  1.0%
Conglomerates  --  0.5%
Empresas ICA Sociedad Controladora SA de CV, 5% Cv. Sub. Debs., 3/15/04...            170,000           126,225
Mechala Group Jamaica Ltd., 12.75% Bonds, 12/30/99 (10)...................            125,000           130,625
                                                                                                   ------------
                                                                                                        256,850
                                                                                                   ------------
Services  --  0.5%
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07 (10)............             25,000            24,563
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
  2/15/09 (10)............................................................             50,000            47,563
Protection One Alarm Monitoring, Inc., 0%/13.625% Sr. Disc. Nts., 6/30/05
  (13)....................................................................            200,000           195,000
                                                                                                   ------------
                                                                                                        267,126
                                                                                                   ------------
RETAIL  --  0.6%
Specialty Retailing  --  0.4%
Brylane LP/Brylane Capital Corp., 10% Sr. Sub. Nts., Series B, 9/1/03.....             25,000            26,188
Central Termica Guemes, 12% Bonds, 11/26/01 (6)...........................            126,000           131,670
Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03..................             20,000            21,200
Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03.......................             25,000            26,250
                                                                                                   ------------
                                                                                                        205,308
                                                                                                   ------------
Supermarkets  --  0.2%
Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06..........             50,000            54,375
Ralph's Grocery Co., 10.45% Sr. Nts., 6/15/04.............................             50,000            53,250
                                                                                                   ------------
                                                                                                        107,625
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
TECHNOLOGY  --  2.5%
Information Technology  --  1.9%
Celcaribe SA, 0%/13.50% Sr. Sec. Nts., 3/15/04 (6)(13)....................     $      250,000      $    210,000
Cellular Communications International, Inc., Zero Coupon Sr. Disc. Nts.,
  11.817%, 8/15/00 (11)...................................................            100,000            72,000
Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03 (13)................            150,000           138,750
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07 (10)................            100,000            95,500
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07 (10)...........................             25,000            24,250
Globalstar LP/Globalstar Capital Corp., Units (each unit consists of
  $1,000 principal amount of 11.375% sr. nts., 2/15/04 and one warrant to
  purchase 2.0645 ordinary shares) (10)(14)...............................             50,000            49,750
McCaw International Ltd., Units (each unit consists of $1,000 principal amount of 0%/13% sr. disc. nts., 4/15/07 and one warrant to purchase
  0.10616 share of common stock) (10)(13)(14).............................             25,000            12,438
Pierce Leahy Corp., 11.125% Sr. Sub. Nts., 7/15/06........................            100,000           109,250
PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts.,
  10/1/03 (13)............................................................            100,000            89,000
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 0%/12.50% Sr. Disc.
  Nts., 8/15/06 (13)......................................................            100,000            69,500
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06...             25,000            27,375
Tracor, Inc., 8.50% Sr. Sub. Nts., 3/1/07 (10)............................             75,000            73,500
Unisys Corp., 11.75% Sr. Nts., 10/15/04...................................             25,000            26,438
USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04.................             50,000            51,000
                                                                                                   ------------
                                                                                                      1,048,751
                                                                                                   ------------
Telecommunications/Technology  --  0.6%
Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts.,
  11/1/06 (13)............................................................             50,000            31,250
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05
  (13)....................................................................            100,000            69,500
ICG Holdings, Inc., 0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06 (13)............             50,000            30,500
MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
  1/15/04 (13)............................................................            100,000            90,875
NTL, Inc., 10% Sr. Nts., 2/15/07 (10).....................................             25,000            24,438
Teleport Communications Group, Inc., 0%/11.125% Sr. Disc. Nts., 7/1/07
  (13)....................................................................             50,000            34,625
TeleWest plc, 0%/11% Sr. Disc. Debs., 10/1/07 (13)........................            100,000            68,125
                                                                                                   ------------
                                                                                                        349,313
                                                                                                   ------------

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
TRANSPORTATION  --  1.0%
Air Transportation  --  0.4%
Continental Airlines, Inc., 9.50% Sr. Unsec. Nts., 12/15/01...............     $      200,000      $    203,500
                                                                                                   ------------
Railroads  --  0.2%
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc. Nts.,
  Series B, 12/15/03 (13).................................................            100,000            83,000
                                                                                                   ------------
Trucking  --  0.4%
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11 (10).........            250,000           208,750
                                                                                                   ------------
UTILITIES  --  0.8%
Electric Utilities  --  0.4%
CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06..................................             20,000            20,800
Calpine Corp.:
  10.50% Sr. Nts., 5/15/06................................................             80,000            84,800
  9.25% Sr. Nts., 2/1/04..................................................             25,000            25,000
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11............            100,000           106,500
                                                                                                   ------------
                                                                                                        237,100
                                                                                                   ------------
Gas Utilities  --  0.4%
CE Casecnan Water & Energy, Inc., 11.95% Sr. Nts., Series B, 11/15/10.....            200,000           222,250
                                                                                                   ------------
Total Corporate Bonds and Notes (Cost $11,556,291)........................                           11,594,974
                                                                                                   ------------

                                                                                   Shares
                                                                               --------------
COMMON STOCKS  --  0.1%
Air New Zealand Ltd., Cl. B...............................................             24,000            69,307
Finlay Enterprises, Inc. (15).............................................                333             4,912
                                                                                                   ------------
Total Common Stocks (Cost $70,763)........................................                               74,219
                                                                                                   ------------
PREFERRED STOCKS  --  0.6%
Fresenius Medical Care Trust, 9% Preferred Securities.....................            200,000           198,500
SDW Holdings Corp., 15% Cum. Sr. Exchangeable
  Preferred (6)(15).......................................................              3,600           126,000
                                                                                                   ------------
Total Preferred Stocks (Cost $329,300)....................................                              324,500
                                                                                                   ------------

                                                                                   Units
                                                                               --------------
RIGHTS, WARRANTS AND CERTIFICATES  --  0.0%
American Telecasting, Inc. Wts., Exp. 6/99................................                500               406
Capital Gaming International, Inc. Wts., Exp. 2/99 (6)....................              3,538                35
Cellular Communications International, Inc. Wts., Exp. 8/03 (6)...........                100             1,700

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                                   Units            See Note 1
                                                                               --------------      ------------
RIGHTS, WARRANTS AND CERTIFICATES  (CONTINUED)
ICG Communications, Inc. Wts., Exp. 9/05..................................                495      $      2,094
Protection One, Inc. Wts., Exp. 6/05 (6)..................................                640             3,975
                                                                                                   ------------
Total Rights, Warrants and Certificates (Cost $16,236)....................                                8,210
                                                                                                   ------------
                                                                               Face Amount(1)
                                                                               --------------
STRUCTURED INSTRUMENTS  --  10.8%
Bayerische Landesbank (New York Branch) CD, 13.75%, 8/18/97 (indexed to
  the cross currency rates of Greek Drachma & Chilean Peso)...............     $      550,000           534,435
Bayerische Landesbank Girozentrale (New York Branch) Deutsche Mark
  Currency Protected Yield Curve CD, 6.28%, 7/25/97.......................            250,000           255,837
Business Development Bank of Canada, Goldman Sachs Commodity Index Non
  Energy Excess Return Index Linked Commercial Paper, 5.556%, 8/22/97.....            100,000           105,603
Canadian Imperial Bank of Commerce (New York Branch):
  Canadian Dollar Three Month Banker's Acceptance Linked Maximum Rate
     Nts., 8.66%, 4/13/98.................................................            300,000           299,070
  CD, 11.25%, 9/4/97 (indexed to the Russian Federation GKO, Zero Coupon,
     8/27/97) (6).........................................................            100,000            99,309
  U.S. Dollar CD Linked to South African Rand, 17%, 1/21/98...............            125,000           131,150
First Boston Corp. (The), Russian GKO Linked Nts., Zero Coupon, 9.394%,
  6/30/97 (11)............................................................            900,000           880,862
ING (U.S.) Capital Holdings Corp., GKO Pass-Through Nts., Zero Coupon,
  15.059%, 5/21/97 (11)...................................................            300,000           297,603
ING (U.S.) Financial Holdings Corp.:
  Nts., Linked to the Greek Drachma/Swiss Franc Exchange Rate, Zero
     Coupon, 14.437%, 12/10/97 (11).......................................            285,000           257,589
  Nts., Linked to the Greek Drachma/Swiss Franc Exchange Rate, Zero
     Coupon, 14.829%, 12/4/97 (11)........................................            250,000           225,225
  Korean Won/U.S. Dollar Linked Nts., Zero Coupon, 10.87%, 6/9/97 (11)....            125,000           114,084
  South African Rand/U.S. Dollar Linked Nts., Zero Coupon, 16.102%,
     2/25/98 (11).........................................................            150,000           133,965
  U.S. Dollar Denominated Pass-Through Nts. Linked to Malaysian Ringgit,
     Zero Coupon, 7.119%, 10/14/97 (11)...................................            200,000           193,660
Lehman Brothers Holdings plc, U.S. Dollar Nts. Linked to South African
  Rand, 16%, 7/23/97......................................................            500,000           499,400
Lehman Brothers Holdings, Inc., U.S. Dollar Nts. Linked to Greek
  Drachma/Swiss Franc, Zero Coupon:
  15.639%, 12/23/97 (11)..................................................            250,000           262,375
  15.453%, 12/26/97 (11)..................................................            250,000           262,125
  15.499%, 12/30/97 (11)..................................................            250,000           260,625

Oppenheimer World Bond Fund

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
STRUCTURED INSTRUMENTS  (CONTINUED)
Morgan Guaranty Trust of New York, Japanese Government Bond 193 Currency
  Protected Bank Nts., 8.14%, 4/29/98.....................................     $       80,000      $     87,400
Salomon, Inc., Russian S-Account Credit Linked Nts., Zero Coupon:
  12.204%, 7/17/97 (11)...................................................            250,000           243,600
  12.152%, 8/7/97 (11)....................................................            160,000           154,720
  12.068%, 8/8/97 (11)....................................................            350,000           338,275
Swiss Bank Corp. (New York Branch) CD, 6.05%, 6/20/97 (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr. & 3 mos. Japanese Yen Swap
  rate & New Zealand Dollar)..............................................            250,000           263,413
                                                                                                   ------------
Total Structured Instruments (Cost $5,906,020)............................                            5,900,325
                                                                                                   ------------

                                                 Date         Strike          Contracts
                                                 -----     ------------     --------------
PUT OPTIONS PURCHASED  --  0.0%
U.S. Treasury Bonds, 10-Yr. Futures, 6/97 Put
  Opt.........................................   5/97      105.00%                      30             1,406
New Zealand Dollar Put Opt....................   6/97      1.432 NZD               180,000             1,877
New Zealand Dollar Put Opt....................   6/97      1.44 NZD                632,000             5,170
New Zealand Dollar Put Opt....................   6/97      1.447 NZD               490,000             3,092
Italy (Republic of) Treasury Bonds, Buoni del
  Tesoro Poliennali, 9.50%, 2/1/06 Put Opt....   7/97      99.96%ITL                   769                77
                                                                                                ------------
Total Put Options Purchased
  (Cost $54,100)..............................                                                        11,622
                                                                                                ------------

                                                                                Face Amount(1)
                                                                                --------------
CERTIFICATES OF DEPOSIT  --  1.2%
Bank Tabugan Negara Negotiable CD, Zero Coupon, 13.151%, 2/3/98 (11)(16)
  (IDR)....................................................................     $  589,439,000          220,116
Citibank Malaysia Banker's Acceptance, Zero Coupon Negotiable CD:
  7.121%, 5/12/97 (11)(16) (MYR)...........................................            251,000           99,882
  7.185%, 5/16/97 (11)(16) (MYR)...........................................            650,000          258,452
Deutsche Bank Malaysia, Zero Coupon Negotiable CD, 6.944%, 7/18/97 (11)(16)
  (MYR)....................................................................            239,000           93,859
                                                                                                    -----------
Total Certificates of Deposit (Cost $675,493)..............................                             672,309
                                                                                                    -----------
SHORT-TERM NOTES  --  0.2%
Bakrie Investindo, Zero Coupon Indonesian Commercial Paper, 16.625%,
  7/30/97 (11) (IDR) (Cost $105,796).......................................        263,000,000          104,661
                                                                                                    -----------

Oppenheimer World Bond Fund

                                                                                                      Market
                                                                                                       Value
                                                                                Face Amount(1)      See Note 1
                                                                                --------------      -----------
REPURCHASE AGREEMENT  --  0.2%
Repurchase agreement with PaineWebber, Inc., 5.43%, dated 4/30/97, to be repurchased at $100,015 on 5/1/97, collateralized by U.S. Treasury Nts.,
  5.875%-8.25%, 7/15/98-11/15/05, with a value of $86,628 and U.S. Treasury
  Bonds, 7.625%, 2/15/25, with a value of $15,688 (Cost $100,000)..........     $      100,000      $   100,000
                                                                                                    -----------
Total Investments, at Value (Cost $55,452,026).............................              101.2%      55,356,299
Liabilities in Excess of Other Assets......................................               (1.2)        (631,969)
                                                                                --------------      -----------
Net Assets.................................................................              100.0%     $54,724,330
                                                                                --------------      -----------
                                                                                --------------      -----------

1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   ARP   --  Argentine Peso               JPY   --  Japanese Yen
   AUD   --  Australian Dollar            MXP   --  Mexican Peso
   CAD   --  Canadian Dollar              MYR   --  Malaysian Ringgit
   DEM   --  German Deutsche Mark         NOK   --  Norwegian Krone
   ESP   --  Spanish Peseta               NZD   --  New Zealand Dollar
   FIM   --  Finnish Markka               PLZ   --  Polish Zloty
   GBP   --  British Pound Sterling       PTE   --  Portuguese Escudo
   IDR   --  Indonesian Rupiah            ZAR   --  South African Rand
   ITL   --  Italian Lira

 2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

 3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

 4. When-issued security to be delivered and settled after April 30, 1997.

 5. Represents the current interest rate for a variable rate security.

 6. Identifies issues considered to be illiquid or restricted -- See Note 8 of Notes to Financial Statements.

 7. Securities with an aggregate market value of $13,539,692 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

 8. A sufficient amount of securities has been designated to cover outstanding written call and put options, as follows:

                                                     Face/Contracts      Expiration    Exercise         Premium    Market Value
                                                     Subject to Call        Date        Price           Received    See Note 1
                                                    -----------------    ----------    --------         -------    ------------
Australia (Commonwealth of) Bonds, 10%, 10/15/07
  Call Opt.......................................             170          7/15/97     114.159 % AUD    $2,272       $  1,958
Australia (Commonwealth of) Bonds, 10%, 10/15/07
  Put Opt........................................             100          6/23/97     111.966 % AUD     1,257            483
British Pound Sterling Call Opt..................         460,000          5/15/97       0.611 GBP       4,186          2,576
Canadian Dollar Put Opt..........................         205,000          5/27/97       1.375 CAD         596          2,056
Mexican Peso Call Opt............................       1,100,000           5/8/97       8.017 MXP       7,810          7,733
Mexican Peso Call Opt............................         150,000          5/12/97       8.043 MXP       1,163          1,485
New Zealand Dollar Call Opt......................         180,000          6/17/97       1.416 NZD       1,305            344

Oppenheimer World Bond Fund

                                                        Face/Contracts      Expiration    Exercise         Premium    Market Value
                                                        Subject to Call        Date        Price           Received    See Note 1
                                                       -----------------    ----------    --------         -------    ------------
New Zealand Dollar Call Opt.........................         632,000          6/17/97        1.421NZD      $4,456       $  1,599
New Zealand Dollar Call Opt.........................         490,000          6/17/97        1.432NZD       3,675          1,950
New Zealand (Government of) Bonds, 10%, 3/15/02 Put
  Opt...............................................             205          7/15/97      106.639% NZD     1,566            410
South African Rand Call Opt.........................         376,052           5/8/97        4.479ZAR       2,650          2,971
South African Rand Call Opt.........................         500,000          5/22/97         4.65ZAR      17,500         20,000
                                                                                                           -------    ------------
                                                                                                           $48,436      $ 43,565
                                                                                                           -------    ------------
                                                                                                           -------    ------------

 9. Interest or dividend is paid in kind.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,866,454 or 5.24% of the Fund's net assets, at April 30, 1997.

11. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

12. Non-income producing -- issuer is in default of interest payment.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

15. Non-income producing security.

16. Indexed instrument for which the principal amount and/or interest is affected by the relative value of a foreign index.

Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

Country                                               Market Value    Percent
-------                                               ------------    -------
United States......................................   $26,773,549       48.3%
Mexico.............................................     2,998,206        5.4
Indonesia..........................................     2,307,742        4.2
Russia.............................................     2,264,369        4.1
Canada.............................................     2,018,449        3.6
Algeria............................................     1,389,825        2.5
Australia..........................................     1,363,895        2.5
Italy..............................................     1,357,919        2.5
Ecuador............................................     1,189,175        2.1
South Africa.......................................     1,144,953        2.1
Poland.............................................     1,006,970        1.8
Great Britain......................................       956,228        1.7
Spain..............................................       923,070        1.7
Finland............................................       877,927        1.6
New Zealand........................................       868,231        1.6
Morocco............................................       860,022        1.6
Malaysia...........................................       645,853        1.2
Jamaica............................................       591,633        1.1
Venezuela..........................................       566,457        1.0
Portugal...........................................       565,517        1.0
Romania............................................       556,000        1.0
Other..............................................     4,130,309        7.4
                                                     ------------    -------
Total..............................................   $55,356,299      100.0%
                                                     ------------    -------
                                                     ------------    -------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES April 30, 1997 (Unaudited)
Oppenheimer World Bond Fund

ASSETS:
Investments, at value (cost $55,452,026)  --  see accompanying statement..................         $ 55,356,299
Cash......................................................................................            1,103,596
Unrealized appreciation on forward foreign currency exchange contracts  --  Note 5........               16,739
Receivables:
  Investments sold........................................................................            3,132,416
  Interest, dividends and principal paydowns..............................................              848,923
Other.....................................................................................               28,259
                                                                                                   ------------
     Total assets.........................................................................           60,486,232
                                                                                                   ------------

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts  --  Note 5........                2,580
Options written, at value (premiums received $48,436)  --  see accompanying
  statement  --  Note 7...................................................................               43,565
Payables and other liabilities:
  Investments purchased (including $3,968,661 purchased on a when-issued basis)  --  Note
     1....................................................................................            5,511,331
  Trustees' fees  --  Note 1..............................................................               41,174
  Daily variation on futures contracts  --  Note 6........................................               21,004
  Management and administrative fees......................................................               11,901
  Other...................................................................................              130,347
                                                                                                   ------------
     Total liabilities....................................................................            5,761,902
                                                                                                   ------------
NET ASSETS................................................................................         $ 54,724,330
                                                                                                   ------------
                                                                                                   ------------

COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest................................................         $     66,155
Additional paid-in capital................................................................           59,784,052
Undistributed net investment income.......................................................              745,101
Accumulated net realized loss on investments, options written and foreign currency
  transactions............................................................................           (5,737,086)
Net unrealized depreciation on investments and translation of assets and liabilities
  denominated in foreign currencies.......................................................             (133,892)
                                                                                                   ------------
NET ASSETS  --  applicable to 6,615,505 shares of beneficial interest outstanding.........         $ 54,724,330
                                                                                                   ------------
                                                                                                   ------------

NET ASSET VALUE PER SHARE.................................................................                $8.27
                                                                                                          -----
                                                                                                          -----

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 1997 (Unaudited) Oppenheimer World Bond Fund

INVESTMENT INCOME:
Interest....................................................................................         $ 2,777,592
Dividends...................................................................................               1,337
                                                                                                     -----------
          Total income......................................................................           2,778,929
                                                                                                     -----------

EXPENSES:
Management fees  --  Note 4.................................................................             177,626
Administrative fees  --  Note 4.............................................................              54,726
Shareholder reports.........................................................................              36,764
Custodian fees and expenses.................................................................              18,764
Transfer agent and accounting service fees  --  Note 4......................................              17,402
Legal and auditing fees.....................................................................              17,305
Registration and filing fees................................................................              11,933
Other.......................................................................................                 324
                                                                                                     -----------
          Total expenses....................................................................             334,844
                                                                                                     -----------
NET INVESTMENT INCOME.......................................................................           2,444,085
                                                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments (including premiums on options exercised).....................................           1,927,599
  Closing of futures contracts  --  Note 6..................................................              20,228
  Closing and expiration of options written  --  Note 7.....................................             (64,103)
  Foreign currency transactions.............................................................            (537,031)
                                                                                                     -----------
          Net realized gain.................................................................           1,346,693
                                                                                                     -----------
Net change in unrealized appreciation or depreciation on:
  Investments...............................................................................          (1,161,123)
  Translation of assets and liabilities denominated in foreign currencies...................            (644,953)
                                                                                                     -----------
          Net change........................................................................          (1,806,076)
                                                                                                     -----------
NET REALIZED AND UNREALIZED LOSS............................................................            (459,383)
                                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................         $ 1,984,702
                                                                                                     -----------
                                                                                                     -----------

See accompanying Notes to Financial Statements.
                                                                              19

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer World Bond Fund

                                                                               Six Months Ended
                                                                                April 30, 1997        Year Ended
                                                                                 (Unaudited)       October 31, 1996
                                                                               ----------------    ----------------
OPERATIONS:
Net investment income.......................................................     $  2,444,085        $  4,817,348
Net realized gain...........................................................        1,346,693           1,174,051
Net change in unrealized appreciation or depreciation.......................       (1,806,076)          1,076,747
                                                                               ----------------    ----------------
     Net increase in net assets resulting from operations...................        1,984,702           7,068,146
                                                                               ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income........................................       (2,222,808)         (4,445,589)
                                                                               ----------------    ----------------
Total increase (decrease)...................................................         (238,106)          2,622,557

NET ASSETS:
Beginning of period.........................................................       54,962,436          52,339,879
                                                                               ----------------    ----------------
End of period (including undistributed net investment income of $745,101 and
  $523,824, respectively)...................................................     $ 54,724,330        $ 54,962,436
                                                                               ----------------    ----------------
                                                                               ----------------    ----------------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer World Bond Fund

                                           Six Months
                                           Ended April
                                               30,                         Year Ended October 31,
                                              1997         -------------------------------------------------------
                                           (Unaudited)      1996        1995        1994        1993        1992
                                           -----------     -------     -------     -------     -------     -------
PER SHARE OPERATING DATA:
Net asset value, beginning of period...      $  8.31       $  7.91     $  7.93     $  8.54     $  8.55     $  8.97
                                           -----------     -------     -------     -------     -------     -------
Income (loss) from investment
  operations:
  Net investment income................          .37           .73         .71         .69         .82         .89
  Net realized and unrealized gain
    (loss).............................         (.07)          .34        (.05)       (.61)         --        (.39)
                                           -----------     -------     -------     -------     -------     -------
    Total income from investment
      operations.......................          .30          1.07         .66         .08         .82         .50
                                           -----------     -------     -------     -------     -------     -------
Dividends and distributions to
  shareholders:
  Dividends from net investment
    income.............................         (.34)         (.67)       (.68)       (.68)       (.75)       (.92)
  Tax return of capital distribution...           --            --          --        (.01)       (.08)         --
                                           -----------     -------     -------     -------     -------     -------
    Total dividends and distributions
      to shareholders..................         (.34)         (.67)       (.68)       (.69)       (.83)       (.92)
                                           -----------     -------     -------     -------     -------     -------
Net asset value, end of period.........      $  8.27       $  8.31     $  7.91     $  7.93     $  8.54     $  8.55
                                           -----------     -------     -------     -------     -------     -------
                                           -----------     -------     -------     -------     -------     -------
Market value, end of period............      $  7.38       $  7.50     $  7.00     $  7.00     $  8.00     $  8.63

TOTAL RETURN, AT MARKET VALUE(1).......         2.42%        16.40%       9.09%      (4.84)%      2.22%       0.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................      $54,724       $54,962     $52,340     $52,439     $56,526     $55,668
Average net assets (in thousands)......      $55,271       $53,309     $51,207     $54,380     $55,877     $56,970
Ratios to average net assets:
  Net investment income................         8.92%(2)      9.04%       9.20%       8.90%       9.59%      10.13%
  Expenses.............................         1.22%(2)      1.28%       1.24%       1.24%       1.22%       1.32%
Portfolio turnover rate(3).............        135.9%        260.8%      344.2%      315.5%      112.5%       98.4%

(1) Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Total returns are not annualized for periods of less than one full year.
(2) Annualized.
(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $69,315,078 and $66,772,269, respectively. For the years ended October 31, 1995 and 1994, purchases and sales of investment securities included mortgage 'dollar-rolls.'

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Oppenheimer World Bond Fund

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer World Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital through investments in debt securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation -- Portfolio securities are valued at the close of the New York Stock Exchange on the last day of each week on which day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term 'non-money market' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term 'money market type' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of April 30, 1997, the Fund had entered into outstanding when-issued or forward commitments of $3,968,661.

In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage 'dollar-rolls' in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk -- The Fund invests in high yield securities, which may be subject to

Oppenheimer World Bond Fund

a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.

Foreign Currency Translation -- The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Repurchase Agreements -- The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Federal Taxes -- The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

Trustees' Fees and Expenses -- The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 1997, a provision of $2,069 was made for the Fund's projected benefit obligations and payments of $6,605 were made to retired trustees, resulting in an accumulated liability of $37,167 at April 30, 1997.

Distributions to Shareholders -- The Fund intends to declare and pay dividends from net investment income monthly. Distributions from net realized gains on investments, if any, will be made at least once each year.

Classification of Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date.

Oppenheimer World Bond Fund

Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the six months ended April 30, 1997 and the year ended October 31, 1996.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At April 30, 1997 net unrealized depreciation on investments and options written of $90,856 was composed of gross appreciation of $863,025, and gross depreciation of $953,881.

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.65% on the Fund's average annual net assets.

Mitchell Hutchins Asset Management Inc. serves as the Fund's Administrator. The Fund pays the Administrator an annual fee of 0.20% of the Fund's average annual net assets.

The Manager acts as the accounting agent for the Fund at an annual fee of $18,000, plus out-of-pocket costs and expenses reasonably incurred.

Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract

Oppenheimer World Bond Fund

rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 1997, the Fund had outstanding forward contracts to sell currencies as follows:

                                                                          Valuation
                                                         Contract           as of
                                       Expiration         Amount          April 30,       Unrealized     Unrealized
Contracts to Sell                         Dates           (000s)            1997         Appreciation   Depreciation
-----------------                    ---------------   -------------   ---------------   ------------   ------------

Canadian Dollar (CAD)..............          5/20/97          750CAD     $   537,932       $     --        $1,237
Indonesian Rupiah (IDR)............          5/15/97    1,463,000IDR         601,587             --         1,259
Malaysian Ringgit (MYR)............  5/13/97-5/19/97          901MYR         358,759             --            84
Swiss Franc (CHF)..................          7/24/97        3,050CHF       2,089,784         16,739            --
                                                                       ---------------   ------------      ------
                                                                         $ 3,588,062
                                                                       ---------------
                                                                       ---------------
Total Unrealized Appreciation and Depreciation                                             $ 16,739        $2,580
                                                                                         ------------      ------
                                                                                         ------------      ------

6. FUTURES CONTRACTS

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Oppenheimer World Bond Fund

At April 30, 1997, the Fund had outstanding futures contracts to sell debt securities as follows:

                                                                     Number of   Valuation as of     Unrealized
                                                   Expiration Date   Contracts   April 30, 1997     Depreciation
                                                   ---------------   ---------   ---------------   ---------------
U.S. Treasury Nts................................        6/97            58        $6,133,313         $49,036

7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 1997 was as follows:

                                                                     Call Options                    Put Options
                                                              ---------------------------     --------------------------
                                                                Number          Amount          Number         Amount
                                                                  of              of              of             of
                                                                Options        Premiums        Options        Premiums
                                                              -----------     -----------     ----------     -----------
Options outstanding at October 31, 1996...................      2,987,100      $  31,287             --       $      --
Options written...........................................     37,129,977        139,685      4,136,790          30,098
Options closed or expired.................................    (34,019,055)      (106,525)      (181,375)         (5,861)
Options exercised.........................................     (2,209,800)       (19,430)    (3,750,110)        (20,818)
                                                              -----------     -----------     ----------     -----------
Options outstanding at April 30, 1997.....................      3,888,222      $  45,017        205,305       $   3,419
                                                              -----------     -----------     ----------     -----------
                                                              -----------     -----------     ----------     -----------

Oppenheimer World Bond Fund

8. ILLIQUID AND RESTRICTED SECURITIES

At April 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at April 30, 1997 was $3,689,168, which represents 6.74% of the Fund's net assets.

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OPPENHEIMER WORLD BOND FUND

GENERAL INFORMATION CONCERNING THE FUND

Oppenheimer World Bond Fund (the Fund) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Fund's secondary investment objective is capital appreciation. In seeking its objectives, as a non-fundamental policy, the Fund will invest at least 65% of its total assets in debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by foreign governments, their political subdivisions, agencies or instrumentalities, including supranational entities. Additionally, as a non-fundamental policy, the Fund will invest at least 50% of its net assets in foreign securities.

The Fund may also invest in certain other securities, including fixed-income securities of domestic and foreign corporations certain of which could be high-yield, 'lower-grade' debt instruments, and participation interests, and may invest in a number of different kinds of 'derivative investments.' The Fund may engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. The investment adviser to the Fund is OppenheimerFunds, Inc. (the Manager).

Portfolio Managers of the Fund are Thomas P. Reedy, David A. Rosenberg and Ashwin K. Vasan, who also serve as Vice Presidents of the Fund and of the Manager, and are officers of certain mutual funds managed by the Manager (Oppenheimer funds). Messrs. Reedy, Rosenberg and Vasan have been the persons principally responsible for the day-to-day management of the Fund's portfolio since August 1993, June 1994 and August 1993, respectively. During the past five years, Mr. Reedy served as a securities analyst for the Manager, and, prior to joining the Manager, Mr. Rosenberg served as an officer and portfolio manager for Delaware Investment Advisers and one of its mutual funds and Mr. Vasan served as a securities analyst for Citibank, N.A.

Dividend Reinvestment and Cash Purchase Plan -- Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Fund (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Fund will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semiannually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.

Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Fund for payment of the Distribution in additional Shares at the greater of the Fund's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or

28


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

otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Fund.

Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant.

Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Fund. There are no brokerage charges for Shares issued directly by the Fund. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable to Distributions.

The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Fund. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

Shareholder Information -- The Shares are traded on the NYSE. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation 'OppenWrld Bnd'. The Fund's NYSE trading symbol is OWB. Weekly net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called 'Closed-End Bond Funds.'

                                                                              29


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OPPENHEIMER WORLD BOND FUND
      Officers and Trustees
      Leon Levy, Chairman of the
        Board of Trustees
      Donald W. Spiro, Vice Chairman of the
        Board of Trustees
      Bridget A. Macaskill, Trustee and President
      Robert G. Galli, Trustee
      Benjamin Lipstein, Trustee
      Elizabeth B. Moynihan, Trustee
      Kenneth A. Randall, Trustee
      Edward V. Regan, Trustee
      Russell S. Reynolds, Jr., Trustee
      Pauline Trigere, Trustee
      Clayton K. Yeutter, Trustee
      Thomas P. Reedy, Vice President
      David A. Rosenberg, Vice President
      Ashwin K. Vasan, Vice President
      George C. Bowen, Treasurer
      Robert J. Bishop, Assistant Treasurer
      Scott T. Farrar, Assistant Treasurer
      Andrew J. Donohue, Secretary
      Robert G. Zack, Assistant Secretary

      Investment Adviser
      OppenheimerFunds, Inc.

      Administrator
      Mitchell Hutchins Asset Management Inc.

      Transfer Agent and Registrar
      Shareholder Financial Services, Inc.

      Custodian of Portfolio Securities
      The Bank of New York

      Independent Auditors
      KPMG Peat Marwick LLP

      Legal Counsel
      Gordon Altman Butowsky Weitzen Shalov
        & Wein

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors.

This is a copy of a report to shareholders of Oppenheimer World Bond Fund. It does not offer for sale or solicit orders to buy any securities.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares of beneficial interest in the open market at prevailing market prices.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


RS0675.001.0697  [Logo]  Printed on recycled paper




                 1997 SEMIANNUAL REPORT

                  OPPENHEIMER
                  WORLD BOND FUND
                  APRIL 30, 1997

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